Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 664,822	$ 668,378	$ 1,461,403	$ 1,769,703	$ 2,608,809	$ 2,665,874
Direct cost of revenues	63,746	91,333	162,217	262,894	362,768	524,540
Gross Profit	601,076	577,045	1,299,186	1,506,809	2,246,041	2,141,334
Operating Expenses
Sales and marketing	445,079	445,304	1,022,654	1,202,024	1,570,519	1,639,195
Research and development	271,818	211,405	717,091	736,811	948,636	1,030,288
Transaction expenses	882,403		882,403
General and administrative	1,067,470	550,895	2,324,266	1,531,929	2,219,481	2,031,691
Total Operating Expenses	2,666,770	1,207,604	4,946,414	3,470,764	4,738,636	4,701,174
Loss From Operations	(2,065,694)	(630,559)	(3,647,228)	(1,963,955)	(2,492,595)	(2,559,840)
Other Income (Expense)
Interest, net	(49,550)	(119,757)	(332,940)	(310,886)	(416,428)	(2,285,229)
Amortization of debt discount	(123,117)	(644,102)	(632,380)	(1,585,152)	(1,980,224)	(344,297)
Amortization of deferred financing costs	(179,062)		(347,632)
Gain (loss) on change in fair value of derivative liabilities	165,063	(107,729)	542,283	714,893	787,433	128,600
Other income (expenses)					12,156	94,829
Total other income (expenses)	(186,666)	(871,588)	(770,669)	(1,181,145)	(1,597,063)	(2,406,097)
Net Loss	(2,252,360)	(1,502,147)	(4,417,897)	(3,145,100)	(4,089,658)	(4,965,937)
Net Loss Per Common Share - Basic and Diluted	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.08)
Dividend - Convertible preferred stock						(135,852)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	44,746,997	40,436,250	41,905,720	40,418,103
Net loss attributable to common stockholders					$ (4,089,658)	$ (5,101,789)